Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
TradersAI Large Cap Equity & Cash ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(27.86%)	(18.92%)
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	17.87%